PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
Invesco Growth
and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.9%
Communication Services: 5.5%
14,635
Alphabet, Inc. - Class A
$ 2,263,156
1.5
2,791  Meta Platforms, Inc.
- Class A
1,608,621
1.1
6,815
T-Mobile US, Inc.
1,817,629
1.2
24,802
Walt Disney Co.
2,447,957
1.7
8,137,363
5.5
Consumer Discretionary: 5.4%
17,640
(1)
Amazon.com, Inc.
3,356,186
2.3
41,659
General Motors Co.
1,959,223
1.3
2,861
Genuine Parts Co.
340,859
0.2
9,145
NIKE, Inc. - Class B
580,525
0.4
18,529
Starbucks Corp.
1,817,510
1.2
8,054,303
5.4
Consumer Staples: 5.3%
19,464  Philip Morris
International, Inc.
3,089,521
2.1
34,377
Sysco Corp.
2,579,650
1.7
33,131
(1)
US Foods Holding
Corp.
2,168,755
1.5
7,837,926
5.3
Energy: 9.0%
32,199
Cenovus Energy, Inc.
447,504
0.3
15,697
Chevron Corp.
2,625,951
1.8
24,195
ConocoPhillips
2,540,959
1.7
24,035
EQT Corp.
1,284,190
0.9
20,789
Exxon Mobil Corp.
2,472,436
1.7
71,856
Shell PLC
2,615,594
1.7
34,830
Suncor Energy, Inc.
1,348,617
0.9
13,335,251
9.0
Financials: 22.3%
7,981
Allstate Corp.
1,652,626
1.1
1,113
American Express Co.
299,452
0.2
23,469  American International
Group, Inc.
2,040,395
1.4
111,438
Bank of America Corp.
4,650,308
3.1
33,887
Charles Schwab Corp.
2,652,674
1.8
56,033  Citizens Financial
Group, Inc.
2,295,672
1.6
25,494  Fidelity National
Information Services,
Inc.
1,903,892
1.3
13,628
(1)
Fiserv, Inc.
3,009,471
2.0
3,520  Goldman Sachs
Group, Inc.
1,922,941
1.3
14,259
KKR & Co., Inc.
1,648,483
1.1
11,486  PNC Financial
Services Group, Inc.
2,018,894
1.4
80,705
Wells Fargo & Co.
5,793,812
3.9
9,386  Willis Towers Watson
PLC
3,171,999
2.1
33,060,619
22.3
Health Care: 15.5%
32,799  Bristol-Myers Squibb
Co.
2,000,411
1.3
28,222
(1)
Centene Corp.
1,713,358
1.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
31,438
CVS Health Corp.
$ 2,129,925
1.4
4,005
Elevance Health, Inc.
1,742,015
1.2
12,519  GE HealthCare
Technologies, Inc.
1,010,408
0.7
7,158
Humana, Inc.
1,894,007
1.3
19,762
Johnson & Johnson
3,277,330
2.2
30,779
Medtronic PLC
2,765,801
1.9
13,548
Merck & Co., Inc.
1,216,068
0.8
45,840
Pfizer, Inc.
1,161,586
0.8
20,739
Sanofi
2,296,268
1.5
3,467  UnitedHealth Group,
Inc.
1,815,841
1.2
23,023,018
15.5
Industrials: 15.5%
38,437
CSX Corp.
1,131,201
0.8
18,998
Emerson Electric Co.
2,082,941
1.4
7,308
FedEx Corp.
1,781,544
1.2
11,232  Ferguson Enterprises,
Inc.
1,799,703
1.2
27,810
Fortive Corp.
2,035,136
1.4
5,228  JB Hunt Transport
Services, Inc.
773,483
0.5
43,602  Johnson Controls
International PLC
3,492,956
2.4
8,448
Norfolk Southern Corp.
2,000,909
1.4
4,752
Parker-Hannifin Corp.
2,888,503
1.9
21,114  Raytheon Technologies
Corp.
2,796,760
1.9
12,972  Stanley Black &
Decker, Inc.
997,287
0.7
15,354
Textron, Inc.
1,109,327
0.7
22,889,750
15.5
Information Technology: 12.7%
31,589
Cisco Systems, Inc.
1,949,357
1.3
21,306  Cognizant Technology
Solutions Corp. - Class
A
1,629,909
1.1
19,209
(1)
Coherent Corp.
1,247,432
0.8
18,104
Lam Research Corp.
1,316,161
0.9
24,990  Marvell Technology,
Inc.
1,538,634
1.0
45,606  Microchip Technology,
Inc.
2,207,786
1.5
7,968
Microsoft Corp.
2,991,108
2.0
7,812  NXP Semiconductors
NV
1,484,749
1.0
11,323
Oracle Corp.
1,583,069
1.1
5,867
Salesforce, Inc.
1,574,468
1.1
4,580
(1)
Zebra Technologies
Corp. - Class A
1,294,125
0.9
18,816,798
12.7
Materials: 2.5%
22,222
Corteva, Inc.
1,398,431
1.0
15,752  DuPont de Nemours,
Inc.
1,176,359
0.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
9,675
PPG Industries, Inc.
$ 1,057,961
0.7
3,632,751
2.5
Real Estate: 1.8%
20,683
(1)
CBRE Group, Inc.
- Class A
2,704,923
1.8
Utilities: 3.4%
14,004  American Electric
Power Co., Inc.
1,530,217
1.0
28,829
FirstEnergy Corp.
1,165,268
0.8
64,837
PPL Corp.
2,341,264
1.6
5,036,749
3.4
Total Common Stock
(Cost $121,995,189)
146,529,451
98.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.9%
Mutual Funds: 1.9%
2,750,082
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $2,750,082) $ 2,750,082 1.9
Total Short-Term
Investments
(Cost $2,750,082)
2,750,082
1.9
Total Investments in
Securities
(Cost $124,745,271) $ 149,279,533 100.8
Liabilities in Excess
of Other Assets (1,130,899) (0.8)
Net Assets $ 148,148,634 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 8,137,363 $ — $ — $ 8,137,363
Consumer Discretionary 8,054,303 — — 8,054,303
Consumer Staples 7,837,926 — — 7,837,926
Energy 10,719,657 2,615,594 — 13,335,251
Financials 33,060,619 — — 33,060,619
Health Care 20,726,750 2,296,268 — 23,023,018
Industrials 22,889,750 — — 22,889,750
Information Technology 18,816,798 — — 18,816,798
Materials 3,632,751 — — 3,632,751
Real Estate 2,704,923 — — 2,704,923
Utilities 5,036,749 — — 5,036,749
Total Common Stock 141,617,589 4,911,862 — 146,529,451
Short-Term Investments 2,750,082 — — 2,750,082
Total Investments, at fair value $ 144,367,671 $ 4,911,862 $ — $ 149,279,533
Other Financial Instruments+
Forward Foreign Currency Contracts — 7,869 — 7,869
Total Assets $ 144,367,671 $ 4,919,731 $ — $ 149,287,402
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (107,729) $ — $ (107,729)
Total Liabilities $ — $ (107,729) $ — $ (107,729)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following forward foreign currency contracts were outstanding for VY
®
Invesco Growth and Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 1,578,134 USD 1,706,208 State Street Bank and Trust Co. 04/07/25 $ 693
USD 57,818 CAD 82,503 State Street Bank and Trust Co. 04/07/25 472
USD 56,486 CAD 80,637 State Street Bank and Trust Co. 04/07/25 438
USD 66,483 CAD 95,052 State Street Bank and Trust Co. 04/07/25 415
USD 55,410 CAD 79,270 State Street Bank and Trust Co. 04/07/25 312
USD 51,401 CAD 73,572 State Street Bank and Trust Co. 04/07/25 263
USD 38,819 GBP 29,883 State Street Bank and Trust Co. 04/07/25 218
CAD 72,500 USD 50,176 State Street Bank and Trust Co. 04/07/25 217
USD 25,281 EUR 23,185 State Street Bank and Trust Co. 04/07/25 204
USD 29,789 GBP 22,904 State Street Bank and Trust Co. 04/07/25 203
USD 62,830 GBP 48,503 State Street Bank and Trust Co. 04/07/25 177
USD 21,229 CAD 30,294 State Street Bank and Trust Co. 04/07/25 173
USD 23,317 CAD 33,318 State Street Bank and Trust Co. 04/07/25 159
USD 45,406 GBP 35,030 State Street Bank and Trust Co. 04/07/25 157
USD 20,662 CAD 29,519 State Street Bank and Trust Co. 04/07/25 144
USD 31,135 GBP 24,030 State Street Bank and Trust Co. 04/07/25 94
GBP 21,329 USD 27,475 State Street Bank and Trust Co. 04/07/25 76
GBP 35,369 USD 45,617 State Street Bank and Trust Co. 04/07/25 70

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 36,086 USD 38,967 State Street Bank and Trust Co. 04/07/25 $ 64
EUR 37,641 USD 40,662 State Street Bank and Trust Co. 04/07/25 50
USD 27,301 EUR 25,248 State Street Bank and Trust Co. 04/07/25 (7)
EUR 22,398 USD 24,247 State Street Bank and Trust Co. 04/07/25 (22)
EUR 23,378 USD 25,407 State Street Bank and Trust Co. 04/07/25 (122)
USD 38,992 CAD 56,273 State Street Bank and Trust Co. 04/07/25 (122)
CAD 43,448 USD 30,355 State Street Bank and Trust Co. 04/07/25 (155)
CAD 42,663 USD 29,863 State Street Bank and Trust Co. 04/07/25 (209)
EUR 28,988 USD 31,611 State Street Bank and Trust Co. 04/07/25 (258)
USD 47,050 EUR 44,261 State Street Bank and Trust Co. 04/07/25 (822)
USD 23,634 EUR 22,754 State Street Bank and Trust Co. 04/07/25 (977)
USD 1,796,453 GBP 1,422,031 State Street Bank and Trust Co. 04/07/25 (40,440)
USD 44,037 CAD 63,246 State Street Bank and Trust Co. 05/07/25 11
USD 32,692 EUR 30,175 State Street Bank and Trust Co. 05/07/25 1
USD 1,709,015 EUR 1,578,134 State Street Bank and Trust Co. 05/07/25 (684)
GBP 1,525,683 USD 1,969,046 The Bank of New York Mellon 04/07/25 1,738
USD 1,005,649 CAD 1,447,394 The Bank of New York Mellon 04/07/25 (395)
CAD 1,849,221 USD 1,286,862 The Bank of New York Mellon 04/07/25 (1,519)
USD 1,682,400 EUR 1,611,177 The Bank of New York Mellon 04/07/25 (60,240)
USD 1,288,770 CAD 1,849,221 The Bank of New York Mellon 05/07/25 1,520
USD 1,968,904 GBP 1,525,683 The Bank of New York Mellon 05/07/25 (1,757)
$ (99,860)
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 28,989,701
Gross Unrealized Depreciation (4,455,439)
Net Unrealized Appreciation $ 24,534,262